TRADE AND OTHER PAYABLES - Trade payables by currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2021	Dec. 31, 2020
TRADE AND OTHER PAYABLES
Current trade payables	Rp 17,170	Rp 16,999
Rupiah
TRADE AND OTHER PAYABLES
Current trade payables	15,584	14,895
United States Dollar
TRADE AND OTHER PAYABLES
Current trade payables	1,506	2,012
Others Currency
TRADE AND OTHER PAYABLES
Current trade payables	Rp 80	Rp 92